Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.8%
China - 6.5%
2,187,901	AIA Group, Ltd.	21,747,949
421,258	Tencent Holdings, Ltd.	28,453,193
		50,201,142
France - 2.3%
183,600	Safran SA*	18,063,980
Germany - 5.8%
397,946	CTS Eventim AG & Co. KGaA*	19,234,108
146,393	Deutsche Boerse AG	25,665,817
		44,899,925
India - 2.8%
1,507,484	HDFC Bank, Ltd.*	22,129,584
Indonesia - 2.8%
107,687,022	Bank Rakyat Indonesia Persero	22,092,460
Netherlands - 3.2%
295,048	Wolters Kluwer NV	25,168,467
Sweden - 2.9%
540,157	Atlas Copco AB	22,542,878
Switzerland - 6.4%
87,688	Roche Holding AG	30,036,696
73,318	Schindler Holding AG	19,898,346
		49,935,042
Taiwan - 5.2%
494,486	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,087,980
United Kingdom - 3.2%
397,292	Unilever PLC	24,494,450

United States - 57.7%
Communication Services - 8.3%
24,938	Alphabet, Inc. - Class C*	36,648,886
214,684	Electronic Arts, Inc.*	27,996,940
		64,645,826
Consumer Discretionary - 4.5%
11,677	Booking Holdings, Inc.*	19,975,610
273,312	TJX Companies, Inc.	15,209,813
		35,185,423
Consumer Staples - 6.2%
278,641	Brown-Forman Corp.	20,987,240
125,139	Estee Lauder Companies, Inc.	27,311,587
		48,298,827
Financials - 2.0%
433,860	Charles Schwab Corp.	15,718,748
Health Care - 2.6%
251,623	Edwards Lifesciences Corp.*	20,084,548
Information Technology - 28.9%
148,734	Aspen Technology, Inc.*	18,828,237
82,430	Autodesk, Inc.*	19,042,154
53,893	Intuit, Inc.	17,580,436
642,065	Marvell Technology Group, Ltd.	25,489,981
106,265	MasterCard, Inc.	35,935,635
319,494	Microsoft Corp.	67,199,173
205,075	Visa, Inc.	41,008,848
		225,084,464
Materials - 5.2%
81,972	Ecolab, Inc.	16,381,284
34,104	Sherwin-Williams Co.	23,761,621
		40,142,905
Total United States		449,160,741
Total Common Stocks (Cost $596,975,810)		768,776,649

Short-Term Investments - 1.3%
Money Market Funds - 1.3%
10,269,626	First American Government Obligations Fund - Class Z, 0.05%#	10,269,626
Total Short-Term Investments (Cost $10,269,626)		10,269,626
Total Investments - 100.1% (Cost $607,245,436)		779,046,275
Liabilities in Excess of Other Assets - (0.1)%		(660,466)
NET ASSETS - 100.0%		$778,385,809

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$489,248,721	$279,527,928	$-
Short-Term Investments	10,269,626	-	-
Total Investments	$499,518,347	$279,527,928	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.